DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income
Schedule of deferred revenue

2025	111,620
2026	106,008
2027	106,008
2028	106,008
2029	106,008
thereafter	659,733
total	1,195,384